Deposits from banks (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits from banks [Abstract]
Demand deposits	R$ 1,606,079	R$ 1,139,729
Interbank deposits	369,982	410,975
Securities sold under agreements to repurchase	174,100,023	190,911,877
Borrowings	29,272,183	29,681,340
Onlending	22,471,344	25,170,058
Total	R$ 227,819,611	R$ 247,313,979